Loans And Obligations - Summary of Loans and Obligations (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans And Obligations [Abstract]
Commercial Notes	R$ 83,212	R$ 0
Consideration payable	43,579	0
Contingent consideration	48,499	0
Contingent consideration current and non current	175,290	0
Current	13,168	0
Non-current	R$ 162,122	R$ 0